Details of expenses and products by function - Research and Development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details of expenses and products by function
Personnel expenses	€ (10,289)	€ (7,499)	€ (4,349)
Expense from share-based payment transactions related to the BSPCEs and bonus shares granted	5,567	3,422
Research and Development expenses
Details of expenses and products by function
Personnel expenses	(6,179)	(4,392)	(2,553)
Purchases and external expenses	(12,991)	(19,345)	(10,459)
Other expenses	(285)	(264)	(251)
Research and development expenses	(19,455)	(24,001)	(13,263)
Research tax credit	3,413	4,080	3,328
Subsidies	7	256	14
Research tax credit and subsidies	3,420	4,336	3,342
Research and development expenses, net	(16,034)	(19,665)	€ (9,921)
Expense from share-based payment transactions related to the BSPCEs and bonus shares granted	€ 3,281	€ 2,125